Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Feb. 17, 2012 Common Stock	Feb. 17, 2012 Class B Common Stock
Entity Registrant Name	TOOTSIE ROLL INDUSTRIES INC
Entity Central Index Key	0000098677
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 675,277,000
Entity Common Stock, Shares Outstanding			36,397,157	21,024,446
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY